OTHER FINANCIAL LIABILITIES - Schedule of composition of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Total non-current	$ 7,343,223	$ 6,515,238
Other Financial Liabilities
Current
Interest bearing loans	314,681	271,753
Lease Liability	430,622	363,460
Total current	745,303	635,213
Non-current
Interest bearing loans	3,980,984	3,516,117
Lease Liability	3,362,239	2,999,121
Total non-current	$ 7,343,223	$ 6,515,238